Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12:	SUBSEQUENT EVENTS

On January 12, 2018, the Company entered into an agreement with Bruckner Trockentechnik GmbH & Co. (“Bruckner”), for the evaluation of a potential commercial collaboration. Pursuant to the agreement, the Company will collaborate with Bruckner on the design, manufacturing and full performance examination of an industrial scale sono-machine (a machine which performs controlled cavitation) to evaluate having Bruckner manufacture and supply sono-machines capable of implementing Nano-Textile’s proprietary anti-bacterial sono-chemistry process.

The scale-up trial will continue for up to six (6) months from the day of assembly and installation of the industrial scale sono-machine meeting the agreed upon specifications. The parties may mutually decide to extend the trial period.

Within 30 days of the conclusion of the scale-up trial, the parties will determine whether to enter into a definitive agreement for the manufacturing and supply of sono-machines on a commercial scale.